Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use assets and lease liabilities
Schedule of right-of-use assets
Lease of properties and equipment	2024	2023
Average annual depreciation rates (%)	20 to 30	20 to 30
Cost	6,505	5,129
Accumulated depreciation	(4,008)	(2,595)
Net balance	2,497	2,534

Schedule of changes in right-of-use assets

The following table shows the changes in the right-of-use assets:

	2024	2023
Balance at the Beginning year	2,534	4,604
New lease agreements	3,304	-
Remeasurement	(1,928)	(184)
Depreciation	(2,387)	(2,007)
Write-off	974	121
Balance at the End of the year	2,497	2,534

Schedule of change in the balances of lease liability

The change in the Company's lease liability balance to December 31, 2024 and 2023 occurred as follows:

				Changes in cash		Changes not affecting cash
	Current	Non- current	Balance on December 31, 2023	Lease payments	Interest paid	Lease termination	Remeasurements and new contracts	Interest	Balance on December 31, 2024	Current	Non- Current
Lease of properties and equipment	2,056	752	2,808	(2,505)	(327)	(1,180)	3,438	586	2,820	1,511	1,309

				Changes in cash		Changes not affecting cash
	Current	Non- current	Balance on December 31, 2022	Lease payments	Interest paid	Lease termination	Remeasurements and new contracts	Interest	Balance on December 31, 2023	Current	Non- Current
Lease of properties and equipment	1,992	2,824	4,816	(1,995)	(327)	(63)	-	377	2,808	2,056	752